Summary of Significant Accounting Policies (Details,Textual)	12 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Jan. 30, 2019	Sep. 08, 2017 USD ($)	Sep. 08, 2017 CNY (¥)	Jun. 30, 2016 USD ($)
Variable interest entity description	Qingdao Puhui is a general partner in Xinyu Jiji Investment Center (LP) and Beijing Puhui has invested approximately $1 million which accounted for 63.6% of the total interests in the fund making the Company the primary beneficiary of Xinyu Jiji. Starting January 8, 2018, Xinyu Jiji has admitted more limited partners thus reducing the Company’s ownership in the fund to around approximately 8.3%. Two other limited partners collectively owned more than 33% and the rest of the 15 limited partners own the remaining 58.7% of the fund. The Company reevaluated the VIE model and concluded the Company is not a primary beneficiary after Xinyu Jiji admitted more limited partners as of January 8, 2018. As a result, Xinyu Jiji was deconsolidated by the Company since January 8, 2018.	Qingdao Puhui is a general partner in Xinyu Jiji Investment Center (LP) and Beijing Puhui has invested approximately $1 million which accounted for 63.6% of the total interests in the fund making the Company the primary beneficiary of Xinyu Jiji. Starting January 8, 2018, Xinyu Jiji has admitted more limited partners thus reducing the Company’s ownership in the fund to around approximately 8.3%. Two other limited partners collectively owned more than 33% and the rest of the 15 limited partners own the remaining 58.7% of the fund. The Company reevaluated the VIE model and concluded the Company is not a primary beneficiary after Xinyu Jiji admitted more limited partners as of January 8, 2018. As a result, Xinyu Jiji was deconsolidated by the Company since January 8, 2018.
Cash	$ 2,004,625		$ 4,809,040	$ 322,518				$ 24,680
Working capital	$ 7,400,000
Foreign currency exchange rate translation	1.00		1.00
Impairment charges	$ 5,628		$ 78,984
Miscellaneous sales tax	7.00%
Equity interest,description	The Company generally considers an ownership interest of 20% or higher to represent significant influence.	The Company generally considers an ownership interest of 20% or higher to represent significant influence.
Equity interest description minor influence	Equity interest of more than 3-5% has generally been viewed as more than minor so that may imply significant influence.	Equity interest of more than 3-5% has generally been viewed as more than minor so that may imply significant influence.
Customer deposits description	Pursuant to agreements with clients, the client pays a 1.5% service fee to the Company. If the total return of the investment is lower than 10%, clients will receive all proceed from liquidation of the investment. If the total return of the investment is higher than 10% upon liquidation of the investment, the Company is entitled to a contingent fee of 40% of the proceeds exceeding 10% of total return on investment.	Pursuant to agreements with clients, the client pays a 1.5% service fee to the Company. If the total return of the investment is lower than 10%, clients will receive all proceed from liquidation of the investment. If the total return of the investment is higher than 10% upon liquidation of the investment, the Company is entitled to a contingent fee of 40% of the proceeds exceeding 10% of total return on investment.
Defined contribution plan	$ 730,454		393,242	$ 614,923
Property plant and equipment depreciation methods	Depreciation is computed using the straight-line method over the estimated useful lives of the assets with a 0% - 5% residual value.	Depreciation is computed using the straight-line method over the estimated useful lives of the assets with a 0% - 5% residual value.
Accumulated other comprehensive income (loss)	$ (251,958)		$ (7,320)
Change in accounting principle, effect of change on operating results	$ 2,000,000
Income tax examination description	An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination.	An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination.
Interest rate					6.00%
Puhui Beijing [Member]
Ownership percentage	9.7923%
Beijing Haidai [Member]
Ownership percentage	43.00%
RMB [Member]
Foreign currency exchange rate translation	6.62		6.87
RMB [Member] | Income Statement [Member]
Foreign currency exchange rate translation	6.82		6.51
Twenty Limited Partners [Member]
Capital contributions	$ 4,900,000
Twenty Limited Partners [Member] | RMB [Member]
Capital contributions | ¥		¥ 33,600,000
Minimum [Member]
Chinese value-added tax	3.00%
Maximum [Member]
Chinese value-added tax	6.00%
Xinyu Jiji Investment Center (LP) ("Xinyu Jiji") [Member]
Registered capital						$ 1,677,699
Xinyu Jiji Investment Center (LP) ("Xinyu Jiji") [Member] | RMB [Member]
Registered capital | ¥							¥ 11,000,000
Xinyu Jiji Investment Center (LP) ("Xinyu Jiji") [Member] | January 8, 2018 [Member]
Ownership percentage			8.30%
Twenty Limited Partners [Member] | January 8, 2018 [Member]
Ownership percentage			33.00%
15 limited partners [Member] | January 8, 2018 [Member]
Ownership percentage			58.70%
Beijing Haipeng [Member]
Ownership percentage	40.00%
Beijing Jiahe [Member]
Ownership percentage	40.00%
Shanghai Shengshi [Member]
Ownership percentage	40.00%
Shanghai Shangying [Member]
Ownership percentage	40.00%
Beijing Sipaike Customer Management Consulting Co., Ltd [Member]
Interest rate	0.50%